FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income:
Interest income	$ 204	$ 551	$ 93
Foreign currency translation gains, net		572
Change in fair value of convertible debt			2,566
Change in fair value of SWAP	608	225
Financial income	812	1,348	2,659
Financial expense:
Foreign currency translation losses, net	(779)		(2,669)
Interest and change in fair value of payment obligation related to acquisitions	(1,303)	(489)	(1,067)
Issuance costs of convertible debt			(741)
Interest expense on debts	(5,306)	(2,313)	(733)
Change in fair value of convertible debt	(1,350)	(175)
Bank charges and other	(362)	(310)	(337)
Financial expenses	(9,100)	(3,287)	(5,547)
Financial expense, net	$ (8,288)	$ (1,939)	$ (2,888)